Lease (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Finance lease:
Amortization of assets, included in depreciation and amortization expense	$ 814,572
Interest on lease liabilities, included in interest expense	154,858
Operating lease:
Amortization of assets, included in total operating expense	101,504
Interest on lease liabilities, included in total operating expense	20,763
Total net lease cost	$ 1,091,697